Other Operating Expense (Tables)	12 Months Ended
Dec. 31, 2011
Components of Other Operating Expense

The components of other operating expense were as follows:

(In Millions)	2011	2010	2009
Business Promotion	$82.1	$81.0	$66.6
FDIC Insurance Premiums	29.3	33.9	54.1
Staff Related	37.6	37.4	31.3
Other Intangibles Amortization	17.5	14.4	16.2
Capital Support Agreements	–	–	(109.3)
Other Expenses	100.6	103.3	77.4

Total Other Operating Expense	$267.1	$270.0	$136.3